Note 3 - Transactions With Related Parties 1 (Details)				3 Months Ended	4 Months Ended	12 Months Ended
	May 06, 2025 USD ($)	Apr. 29, 2025 USD ($)	Jan. 01, 2022 USD ($) shares	Dec. 31, 2023 USD ($)	May 06, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 20, 2024 USD ($)	Nov. 01, 2024 USD ($)	Oct. 17, 2024 USD ($)	Aug. 05, 2024 USD ($)	Apr. 03, 2024 USD ($)
Voyage Revenue				$ 0		$ 597,223,000	$ 0
Management and Agency Fees, Related Parties						19,638,000	0	$ 0
Long-Term Debt, Gross						157,555,000	0
Interest Expense, Debt						$ 8,144,000
Costamare Bulkers Holdings Limited Predecessor [Member]
Voyage Revenue					$ 327,402,000		1,195,401,000
Management and Agency Fees, Related Parties					10,760,000		30,640,000	28,774,000
Long-Term Debt, Gross							339,251,000
Interest Expense, Debt					6,669,000		18,654,000	20,551,000
Costamare Shipping Company S.A. (Costamare Shipping) and Costamare Shipping Services Ltd. (Costamare Services) [Member] | Framework Agreement and the Services Agreement [Member]
Management Fee Per Day, Per Vessel	$ 1,020.00				1,020.00
Management Fee Per Day, Per Vessel Under Bareboat Charter	$ 510				$ 510
Management Fee Per Day, Period Following Sale (Month)	3 months
Construction Supervisory Fee	$ 840,000
Commission Charged on Charter Hire Agreements	1.25%					1.25%
Quarterly Fee to Related Parties	$ 667,000
Stock Issued During Period, Shares, Issued for Services (in shares) | shares						158,254
Agreement, Termination , Advance Notice Period (Month)	12 months
Agreement, Subsequent Term for Termination (Year)	1 year
Agreement, Term for Termination (Month)	12 months
Agreement, Termination Fee, Factor of Aggregate Fees	2
Management Fees, Related Parties						$ 8,929,000
Amounts Paid to Third Party Managers						2,071,000
Voyage Expenses, Related Parties						1,648,000
Officers Compensation Charged, Period End						1,744,000
Fair Value of Shares Issued to Manager						2,125,000
Working Capital Security						1,600,000
Working Capital Security, Noncurrent						850,000
Working Capital Security, Current						750,000
Costamare Shipping Company S.A. (Costamare Shipping) and Costamare Shipping Services Ltd. (Costamare Services) [Member] | Framework Agreement and the Services Agreement [Member] | Maximum [Member]
Working Capital Security Per Vessel						50,000
Costamare Shipping Company S.A. (Costamare Shipping) and Costamare Shipping Services Ltd. (Costamare Services) [Member] | Framework Agreement and the Services Agreement [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Management Fee Per Day, Per Vessel			$ 1,020.00
Management Fee Per Day, Per Vessel Under Bareboat Charter			$ 510
Management Fee Per Day, Period Following Sale (Month)			3 months
Construction Supervisory Fee			$ 840,000
Commission Charged on Charter Hire Agreements			1.25%
Quarterly Fee to Related Parties			$ 667,000
Stock Issued During Period, Shares, Issued for Services (in shares) | shares			149,600		149,600
Agreement, Termination , Advance Notice Period (Month)			12 months
Agreement, Subsequent Term for Termination (Year)			1 year
Agreement, Term for Termination (Month)			12 months
Agreement, Termination Fee, Factor of Aggregate Fees			2
Management Fees, Related Parties					$ 4,235,000		13,818,000	17,085,000
Amounts Paid to Third Party Managers					1,031,000		4,155,000	5,669,000
Voyage Expenses, Related Parties					684,000		2,429,000	2,112,000
Officers Compensation Charged, Period End					335,000	2,667,000	949,000	1,048,000
Fair Value of Shares Issued to Manager					528,000		2,991,000	2,299,000
Working Capital Security							1,650,000
Working Capital Security, Noncurrent							1,600,000
Working Capital Security, Current							50,000
Costamare Shipping Company S.A. (Costamare Shipping) and Costamare Shipping Services Ltd. (Costamare Services) [Member] | Framework Agreement and the Services Agreement [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Maximum [Member]
Working Capital Security Per Vessel							50,000
Costamare Shipping Company S.A. ("Costamare Shipping") [Member] | Framework Agreement and the Services Agreement [Member]
Accounts Payable						$ 1,226,000
Costamare Shipping Company S.A. ("Costamare Shipping") [Member] | Framework Agreement and the Services Agreement [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Accounts Payable							2,393,000
Costamare Shipping Services Ltd. ("Costamare Services") [Member]
Stock Issued During Period, Shares, Issued for Services (in shares) | shares						158,254
Costamare Shipping Services Ltd. ("Costamare Services") [Member] | Framework Agreement and the Services Agreement [Member]
Accounts Payable						$ 129,000
Costamare Shipping Services Ltd. ("Costamare Services") [Member] | Framework Agreement and the Services Agreement [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Accounts Payable							$ 764,000
Local Agency A, Local Agency B, Local Agency C, and Local Agency D [Member] | Agency Agreements [Member]
Markup for Costs						11.00%
Management and Agency Fees, Related Parties						$ 9,170,000
Local Agency A, Local Agency B, Local Agency C, and Local Agency D [Member] | Agency Agreements [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Markup for Costs							11.00%
Management and Agency Fees, Related Parties					5,819,000		$ 15,674,000	$ 11,689,000
Accounts Receivable, after Allowance for Credit Loss							7,014,000
Local Agency A, Local Agency B, Local Agency C, and Local Agency D [Member] | Agency Agreements [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Chartering-in Vessels Activity [Member]
Accounts Receivable, after Allowance for Credit Loss							6,299,000
Costamare Bulkers Services Pte. Ltd. ("Local Agency C") [Member] | Agency Agreements [Member]
Voyage Expenses, Related Parties						5,938,000
Voyage Revenue						157,290,000
Accounts Receivable, after Allowance for Credit Loss						4,444,000
Costamare Bulkers Services Pte. Ltd. ("Local Agency C") [Member] | Agency Agreements [Member] | Chartering-in Vessels Activity [Member]
Accounts Receivable, after Allowance for Credit Loss						3,540,000
Costamare Bulkers Services Pte. Ltd. ("Local Agency C") [Member] | Agency Agreements [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Voyage Expenses, Related Parties					3,081,000		6,974,000
Voyage Revenue					87,683,000		210,087,000
Navilands Bulker Management Ltd., (''Navilands'') [Member] | Asset Management Arrangement [Member]
Working Capital Security						1,050,000
Accounts Receivable, after Allowance for Credit Loss						2,292,000
Navilands Bulker Management Ltd., (''Navilands'') [Member] | Asset Management Arrangement [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Management Fees, Related Parties					706,000		1,148,000
Working Capital Security							1,050,000
Accounts Payable							$ 2,162,000
Certain of the Costamare's subsidiaries, Costamare, CMDB and CBSI [Member] | Loan Agreements [Member]
Number of Loan Agreements							4
Certain of the Costamare's subsidiaries, Costamare, CMDB and CBSI [Member] | Loan Agreements [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Unsecured Debt [Member]
Number of Loan Agreements									5
Debt Instrument, Face Amount									$ 15,000,000	$ 10,000,000	$ 10,000,000	$ 20,000,000	$ 30,000,000
Costamare Inc. [Member] | Loan Agreements [Member]
Accounts Payable						$ 0	$ 2,100,000
Costamare Inc. [Member] | Loan Agreements [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Unsecured Debt [Member]
Proceeds from Issuance of Debt		$ 7,500,000
Interest Payable		$ 321,000
Long-Term Debt, Gross							85,000,000
Interest Expense, Debt					$ 815,000		$ 1,044,000